Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	100 Months Ended		102 Months Ended	120 Months Ended
		Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025 [4]	Jul. 31, 2025 [2]	Jul. 31, 2025 [3]	Jul. 31, 2025
American Funds Short-Term Tax-Exempt Bond Fund® - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Short-Term Tax-Exempt Bond Fund — Class A (with sales charge)
Average Annual Return, Percent	[1]	1.12%	0.56%				1.11%
American Funds Short-Term Tax-Exempt Bond Fund® - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Short-Term Tax-Exempt Bond Fund — Class T (with sales charge)
Average Annual Return, Percent	[1]	1.28%	0.72%		1.34%
American Funds Short-Term Tax-Exempt Bond Fund® - Class F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Short-Term Tax-Exempt Bond Fund — Class F-1
Average Annual Return, Percent	[1]	3.47%	0.88%				1.16%
American Funds Short-Term Tax-Exempt Bond Fund® - Class F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Short-Term Tax-Exempt Bond Fund — Class F-2
Average Annual Return, Percent	[1]	3.79%	1.19%				1.46%
American Funds Short-Term Tax-Exempt Bond Fund® - Class F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Short-Term Tax-Exempt Bond Fund — Class F-3
Average Annual Return, Percent	[1]	3.87%	1.26%			1.72%
American Funds Short-Term Tax-Exempt Bond Fund® - Class R-6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Short-Term Tax-Exempt Bond Fund — Class R-6
Average Annual Return, Percent	[1]	3.87%	1.27%	1.72%
Without Sales Load [Member] | American Funds Short-Term Tax-Exempt Bond Fund® - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Short-Term Tax-Exempt Bond Fund — Class A(without sales charge)
Average Annual Return, Percent	[1]	3.67%	1.07%				1.37%
Without Sales Load [Member] | American Funds Short-Term Tax-Exempt Bond Fund® - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Short-Term Tax-Exempt Bond Fund — Class T(without sales charge)
Average Annual Return, Percent	[1]	3.82%	1.24%		1.65%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent	[5]	0.00%	0.13%	2.11%	1.97%	2.11%	2.11%
Bloomberg Municipal Short 1-5 Years Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Short 1-5 Years Index
Average Annual Return, Percent	[5]	3.91%	1.19%	1.72%	1.68%	1.74%	1.59%

[1]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
[2]	Class T shares were first offered on April 7, 2017.
[3]	Class F-3 shares were first offered on January 27, 2017.
[4]	Class R-6 shares were first offered on March 17, 2017.
[5]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.